Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34476
Entity Registrant Name	BANCO SANTANDER (BRASIL) S.A.
Entity Central Index Key	0001471055
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Presidente Juscelino Kubitschek, 2041, Suite 281, Block A
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
Entity Address, Postal Zip Code	04543-011
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BSBR
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Auditor Firm ID	1351
Auditor Name	PricewaterhouseCoopers
Auditor Location	São Paulo
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,799,243,469
Preference shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,660,384,458
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	437 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	350-3604
Contact Personnel Name	Mercedes Pacheco